EFFICIENT MARKET PORTFOLIO PLUS ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 100.8%	Shares	Value
ARK Innovation ETF (a)(b)(e)	140,805	$12,048,684
Global X Uranium ETF (e)	73,346	3,337,976
Invesco QQQ Trust Series 1 (e)	4,159	2,981,005
Invesco Solar ETF (a)(e)	58,091	2,763,389
iShares U.S. Home Construction ETF (e)	30,380	2,876,682
State Street Financial Select Sector SPDR ETF (e)	50,310	2,903,390
State Street SPDR S&P Metals & Mining ETF (e)	28,458	3,361,744
VanEck Semiconductor ETF (e)	5,281	2,939,563
Vanguard Consumer Staples ETF (e)	43,496	9,984,942
TOTAL EXCHANGE TRADED FUNDS (Cost $40,344,080)		43,197,375

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (c)
First American Government Obligations Fund - Class X, 3.59% (d)	686	686
TOTAL MONEY MARKET FUNDS (Cost $686)		686

TOTAL INVESTMENTS - 100.8% (Cost $40,344,766)		$43,198,061
Liabilities in Excess of Other Assets - (0.8)%		(349,511)
TOTAL NET ASSETS - 100.0%		$42,848,550

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(e)	All or a portion of security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of August 31, 2026 is $25,669,613.

EFFICIENT MARKET PORTFOLIO PLUS ETF
SCHEDULE OF SECURITIES SOLD SHORT
August 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - (46.2)%	Shares	Value
iShares US Telecommunications ETF	(29,600)	$(1,276,352)
ProShares UltraShort 20+ Year Treasury	(32,598)	(1,243,614)
State Street Consumer Discretionary Select Sector SPDR ETF	(10,777)	(1,256,490)
State Street Health Care Select Sector SPDR ETF	(7,704)	(1,313,840)
State Street Industrial Select Sector SPDR ETF	(6,966)	(1,219,956)
State Street Materials Select Sector SPDR ETF	(24,828)	(1,308,187)
State Street SPDR S&P Biotech ETF	(8,488)	(1,379,300)
State Street SPDR S&P Retail ETF	(111,696)	(9,617,026)
State Street Utilities Select Sector SPDR ETF	(28,239)	(1,192,533)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $20,156,069)		$(19,807,298)

TOTAL SECURITIES SOLD SHORT - (46.2)% (Proceeds $20,156,069)		$(19,807,298)

Percentages are stated as a percent of net assets.

EFFICIENT MARKET PORTFOLIO PLUS ETF

Summary of Fair Value Disclosures as of August 31, 2026 (Unaudited)

Efficient Market Portfolio Plus ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Investments
Exchange Traded Funds	$43,197,375	$—	$—	$43,197,375
Money Market Funds	686	—	—	686
Total Investments	$43,198,061	$—	$—	$43,198,061

Liabilities
Investments
Exchange Traded Funds	$(19,807,298)	$—	$—	$(19,807,298)
Total Investments	$(19,807,298)	$—	$—	$(19,807,298)

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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